Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2040 Fund
June 30, 2025
Z40-NPRT1-0825
1.9884244.108
Bond Funds - 14.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	95,203	734,014
Fidelity Series Corporate Bond Fund (a)	38,988	366,093
Fidelity Series Emerging Markets Debt Fund (a)	49,744	402,928
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,453	100,458
Fidelity Series Floating Rate High Income Fund (a)	8,134	72,064
Fidelity Series Government Bond Index Fund (a)	65,435	600,697
Fidelity Series High Income Fund (a)	8,197	72,132
Fidelity Series International Credit Fund (a)	7	56
Fidelity Series International Developed Markets Bond Index Fund (a)	95,423	832,086
Fidelity Series Investment Grade Bond Fund (a)	55,901	564,598
Fidelity Series Investment Grade Securitized Fund (a)	38,971	349,568
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,127,140	6,064,013
Fidelity Series Real Estate Income Fund (a)	7,128	71,419
TOTAL BOND FUNDS (Cost $10,583,335)		10,230,126

Domestic Equity Funds - 46.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	378,925	7,832,380
Fidelity Series Commodity Strategy Fund (a)	1,814	164,822
Fidelity Series Large Cap Growth Index Fund (a)	187,233	5,038,429
Fidelity Series Large Cap Stock Fund (a)	180,270	4,667,190
Fidelity Series Large Cap Value Index Fund (a)	548,314	9,458,414
Fidelity Series Small Cap Core Fund (a)	180,604	2,105,846
Fidelity Series Small Cap Opportunities Fund (a)	66,908	977,519
Fidelity Series Value Discovery Fund (a)	209,357	3,385,300
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,102,659)		33,629,900

International Equity Funds - 38.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	110,913	2,039,690
Fidelity Series Emerging Markets Fund (a)	168,839	1,723,851
Fidelity Series Emerging Markets Opportunities Fund (a)	322,168	6,900,836
Fidelity Series International Growth Fund (a)	243,636	4,836,181
Fidelity Series International Index Fund (a)	127,263	1,819,866
Fidelity Series International Small Cap Fund (a)	47,198	936,417
Fidelity Series International Value Fund (a)	313,909	4,793,393
Fidelity Series Overseas Fund (a)	297,802	4,824,389
Fidelity Series Select International Small Cap Fund (a)	5,224	69,578
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,646,380)		27,944,201

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $713,126)	71,679	712,493

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $305,027)	4.42	305,028	305,028

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $56,350,527)	72,821,748
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	72,821,748

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	677,016	122,485	63,236	2,574	(1,100)	(1,151)	734,014	95,203
Fidelity Series Blue Chip Growth Fund	7,237,436	436,294	1,208,687	-	38,576	1,328,761	7,832,380	378,925
Fidelity Series Canada Fund	1,851,718	140,763	217,787	-	14,883	250,113	2,039,690	110,913
Fidelity Series Commodity Strategy Fund	153,744	24,865	9,279	-	154	(4,662)	164,822	1,814
Fidelity Series Corporate Bond Fund	478,571	125,735	236,414	3,804	(4,685)	2,886	366,093	38,988
Fidelity Series Emerging Markets Debt Fund	367,126	51,471	22,189	5,560	63	6,457	402,928	49,744
Fidelity Series Emerging Markets Debt Local Currency Fund	91,627	7,524	5,648	-	93	6,862	100,458	10,453
Fidelity Series Emerging Markets Fund	1,593,410	191,499	231,509	-	9,017	161,434	1,723,851	168,839
Fidelity Series Emerging Markets Opportunities Fund	6,377,222	766,503	950,114	-	68,880	638,345	6,900,836	322,168
Fidelity Series Floating Rate High Income Fund	66,787	9,134	4,034	1,361	(58)	235	72,064	8,134
Fidelity Series Government Bond Index Fund	775,642	227,057	398,934	4,846	(483)	(2,585)	600,697	65,435
Fidelity Series Government Money Market Fund	-	417,297	112,269	3,085	-	-	305,028	305,028
Fidelity Series High Income Fund	66,428	7,744	4,034	1,108	29	1,965	72,132	8,197
Fidelity Series International Credit Fund	55	1	-	1	-	-	56	7
Fidelity Series International Developed Markets Bond Index Fund	590,821	288,234	56,541	2,835	23	9,549	832,086	95,423
Fidelity Series International Growth Fund	4,344,948	347,078	365,204	-	11,961	497,398	4,836,181	243,636
Fidelity Series International Index Fund	1,646,452	168,881	198,347	-	17,955	184,925	1,819,866	127,263
Fidelity Series International Small Cap Fund	879,924	12,520	111,077	-	11,411	143,639	936,417	47,198
Fidelity Series International Value Fund	4,316,954	495,011	583,530	-	59,507	505,451	4,793,393	313,909
Fidelity Series Investment Grade Bond Fund	736,236	227,459	395,889	5,291	(2,055)	(1,153)	564,598	55,901
Fidelity Series Investment Grade Securitized Fund	463,021	126,570	237,415	3,482	(1,790)	(818)	349,568	38,971
Fidelity Series Large Cap Growth Index Fund	4,655,807	299,435	689,769	6,816	10,782	762,174	5,038,429	187,233
Fidelity Series Large Cap Stock Fund	4,298,254	287,643	562,119	-	43,110	600,302	4,667,190	180,270
Fidelity Series Large Cap Value Index Fund	8,844,680	1,105,991	844,258	-	6,814	345,187	9,458,414	548,314
Fidelity Series Long-Term Treasury Bond Index Fund	5,220,211	1,305,522	348,345	52,398	(55,876)	(57,499)	6,064,013	1,127,140
Fidelity Series Overseas Fund	4,324,636	413,055	495,704	-	45,454	536,948	4,824,389	297,802
Fidelity Series Real Estate Income Fund	66,548	8,992	4,419	989	(251)	549	71,419	7,128
Fidelity Series Select International Small Cap Fund	12,012	49,958	369	-	9	7,968	69,578	5,224
Fidelity Series Small Cap Core Fund	2,031,297	115,010	189,951	-	(20,890)	170,380	2,105,846	180,604
Fidelity Series Small Cap Opportunities Fund	903,188	63,730	73,243	-	1,402	82,442	977,519	66,908
Fidelity Series Treasury Bill Index Fund	-	983,351	269,977	6,995	(248)	(633)	712,493	71,679
Fidelity Series Value Discovery Fund	3,174,553	388,009	276,267	-	80	98,925	3,385,300	209,357
	66,246,324	9,214,821	9,166,558	101,145	252,767	6,274,394	72,821,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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